NATURE OF OPERATIONS, ORGANIZATION, AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS, ORGANIZATION, AND BASIS OF PRESENTATION

Note 1. NATURE OF OPERATIONS, ORGANIZATION, AND BASIS OF PRESENTATION

Description of Business

bioAffinity Technologies, Inc., a Delaware corporation (the “Company,” or “bioAffinity Technologies”), addresses the need for noninvasive diagnosis of early-stage cancer and diseases of the lung. The Company also is conducting early-stage research focused on advancing therapeutic discoveries that could result in broad-spectrum cancer treatments. bioAffinity Technologies develops proprietary noninvasive diagnostic tests using technology that identifies cancer cells and cell populations indicative of a diseased state for analysis using proprietary platforms developed using artificial intelligence (“AI”). The Company’s first diagnostic test, CyPath® Lung, is a noninvasive test for early detection of lung cancer, the leading cause of cancer-related deaths. CyPath® Lung is offered for sale to physicians by the Company’s subsidiary, Precision Pathology Laboratory Services, LLC (“PPLS”). Research and optimization of the Company’s proprietary platform for in vitro diagnostics and technologies are conducted in laboratories at PPLS and The University of Texas at San Antonio. The Company is developing its platform technologies so that in the future they will be able to detect, monitor, and treat diseases of the lung and other cancers.

Organization

The Company was formed on March 26, 2014, as a Delaware corporation with its corporate offices located in San Antonio, Texas. On June 15, 2016, the Company formed a wholly owned subsidiary, OncoSelect® Therapeutics, LLC, as a Delaware limited liability company. On August 14, 2023, the Company formed a wholly owned subsidiary, Precision Pathology Laboratory Services, LLC (“PPLS”), as a Texas limited liability company, to acquire the assets of Village Oaks Pathology Services, P.A., a Texas professional association d/b/a Precision Pathology Services (“Village Oaks”), including the clinical pathology laboratory it owned.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”) and pursuant to the rules and regulations of the the SEC for interim financial reporting. The condensed consolidated financial statements are unaudited and in management’s opinion include all adjustments, including normal recurring adjustments and accruals, necessary for a fair presentation of the results for the interim periods presented. The condensed consolidated balance sheet as of December 31, 2023, was derived from the audited consolidated financial statements at that date but does not include all the information and footnotes required by GAAP. Operating results for the periods presented are not necessarily indicative of the results that may be expected for the fiscal year ending December 31, 2024, or any future period. These unaudited condensed consolidated financial statements should be read in conjunction with the audited annual consolidated financial statements and notes included in the Annual Report on Form 10-K for the year ended December 31, 2023, filed with the SEC on April 1, 2024 (the “2023 Form 10-K”).

Liquidity and Capital Resources

In accordance with Accounting Standards Update (“ASU”) 2014-15, Presentation of Financial Statements – Going Concern (Subtopic 205-40), the Company has evaluated whether there are conditions and events that raise substantial doubt about the Company’s ability to continue as a going concern for at least one year after the date the condensed consolidated financial statements are issued.

The Company has incurred significant losses and negative cash flows from operations since inception and expects to continue to incur losses and negative cash flows for the foreseeable future. As a result, the Company had an accumulated deficit of approximately $50.7 million at September 30, 2024. The Company’s cash and cash equivalents at September 30, 2024, were approximately $0.8 million. Based on the Company’s current expected level of operating expenditures and the cash and cash equivalents on hand at September 30, 2024, management concludes that there is substantial doubt about the Company’s ability to continue as a going concern for a period of at least twelve (12) months subsequent to the issuance of the accompanying condensed consolidated financial statements. Therefore, on October 21, 2024, the Company consummated a registered direct offering and concurrent private placement offering, pursuant to which the Company raised an additional $2.3 million in cash, see Note 15. Subsequent Events. However, the Company may need to raise further capital through the sale of additional equity or debt securities or other debt instruments, strategic relationships or grants, or other arrangements to support its future operations, if revenue from operations does not significantly increase. If such funding is not available or not available on terms acceptable to the Company, the Company’s current development plan may be curtailed. Furthermore, an alternative source of funding to the sale of additional equity or debt securities is the exercise of outstanding warrants for which there can be no guarantee. No adjustments have been made to the presented condensed consolidated financial statements as a result of this uncertainty.

Note 1. BASIS OF PRESENTATION, ORGANIZATION AND NATURE OF OPERATIONS

Description of Business

bioAffinity Technologies, Inc., a Delaware corporation (the “Company,” or “bioAffinity Technologies”), addresses the need for noninvasive diagnosis of early-stage cancer and diseases of the lung. The Company also is conducting early-stage research focused on advancing therapeutic discoveries that could result in broad-spectrum cancer treatments. bioAffinity Technologies develops proprietary noninvasive diagnostic tests using technology that preferentially targets cancer cells and cell populations indicative of a diseased state. The Company’s first diagnostic test, CyPath® Lung, is a noninvasive test for early detection of lung cancer, the leading cause of cancer-related deaths. CyPath® Lung is offered for sale to physicians by the Company’s subsidiary, Precision Pathology Laboratory Services, LLC (“PPLS”). Research and optimization of the Company’s proprietary platform for in vitro diagnostics and technologies are conducted in laboratories at The University of Texas at San Antonio and PPLS. The Company is developing its platform technologies so that in the future they will be able to detect, monitor, and treat diseases of the lung and other cancers.

Organization and Initial Public Offering

The Company was formed on March 26, 2014, as a Delaware corporation with its corporate offices located in San Antonio, Texas. On June 15, 2016, the Company formed a wholly owned subsidiary, OncoSelect® Therapeutics, LLC, as a Delaware limited liability company. On August 14, 2023, the Company formed a wholly owned subsidiary, PPLS, as a Texas limited liability company, to acquire the assets of Village Oaks Pathology Services, P.A., a Texas professional association d/b/a Precision Pathology Services, including the clinical pathology laboratory it owned.

Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).

Going Concern

In accordance with Accounting Standards Update (“ASU”) 2014-15, Presentation of Financial Statements – Going Concern (Subtopic 205-40), the Company has evaluated whether there are conditions and events that raise substantial doubt about the Company’s ability to continue as a going concern for at least one year after the date the consolidated financial statements are issued.

The Company has incurred significant losses and negative cash flows from operations since inception and expects to continue to incur losses and negative cash flows for the foreseeable future. As a result, the Company had an accumulated deficit of $44.6 million at December 31, 2023. The Company’s cash and cash equivalents at December 31, 2023, were approximately $2.8 million, representing 34% of total assets. Based on the Company’s current expected level of operating expenditures and the cash and cash equivalents on hand at December 31, 2023, management concludes that there is substantial doubt about the Company’s ability to continue as a going concern for a period of at least twelve (12) months subsequent to the issuance of the accompanying consolidated financial statements. Therefore, the Company may need to raise further capital through the sale of additional equity or debt securities or other debt instruments, strategic relationships or grants, or other arrangements to support its future operations. If such funding is not available or not available on terms acceptable to the Company, the Company’s current development plan may be curtailed. On March 8, 2024, the Company issued to certain investors, pursuant to a Securities Purchase Agreement (the “Purchase Agreement”) (1) 1,600,000 shares of the Company’s common stock (the “Shares”), par value $0.007 per share (“Common Stock”) in a registered direct offering, and (2) warrants to purchase an aggregate of 1,600,000 shares of Common Stock (the “Common Warrants”) with an exercise price of $1.64, in a concurrent private placement. The direct offering resulted in net proceeds of $2.05 million. Furthermore, an alternative source of funding to the sale of additional equity or debt securities is the exercising of outstanding warrants. No adjustments have been made to the presented consolidated financial statements as a result of this uncertainty.